Net Income Per Share (Narrative) (Detail)	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Earnings Per Share [Line Items]
Common shares transferred to be issued to employees and non employees upon the exercise of their vested share options and vesting of non-vesting equity shares	16,000,000
Common shares issued to employees and non-employees	13,112,619
Common shares reserved for future issuance excluded in computing basic and diluted net income per share	2,887,381
Employee stock options excluded from the dilutive share calculation	3,060,000	0	0